Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of the estimated useful lives of property and equipment
Property and Equipment	Useful Life
Leasehold improvements	5 – 15 years
Furniture and fixtures	5 – 7 years
Computers and equipment	2 – 5 years